Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Green California Tax-Free Income Fund - Investor Shares [Member]
Prospectus [Line Items]
Annual Return [Percent]	0.76%	4.06%	(6.28%)	(0.04%)	3.22%	4.84%	0.96%	3.34%	(0.53%)	2.17%
S&P 500 Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Annual Return [Percent]	24.44%	25.74%	(18.30%)	28.10%	17.79%	30.89%	(4.69%)	21.54%	11.92%	1.07%
S&P MidCap Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Annual Return [Percent]	13.10%	15.65%	(13.32%)	24.04%	13.32%	26.06%	(11.42%)	15.70%	21.08%	(2.29%)
S&P SmallCap Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.93%	15.65%	(16.59%)	26.77%	11.37%	21.94%	(9.12%)	12.34%	25.03%	(0.92%)
Shelton Equity Income Fund - Investor Shares [Member]
Prospectus [Line Items]
Annual Return [Percent]	17.17%	18.34%	(10.25%)	23.87%	6.98%	25.38%	(10.02%)	12.71%	11.23%	(1.11%)
Nasdaq-100 Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Annual Return [Percent]	25.31%	54.58%	(32.66%)	27.37%	48.59%	38.26%	(1.23%)	31.25%	6.44%	9.16%
U.S. Government Securities Fund - Investor Shares [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.21%)	3.02%	(7.83%)	(2.99%)	5.33%	4.97%	0.48%	0.91%	0.21%	0.51%
The United States Treasury Trust - Investor Shares [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.38%	4.42%	1.01%	none	0.25%	1.63%	1.28%	0.28%	none	none
Shelton Sustainable Equity Fund - Investor Shares [Member]
Prospectus [Line Items]
Annual Return [Percent]	(2.54%)	2.11%	(26.80%)	2.65%	113.87%	43.72%	(18.90%)	29.52%	(4.27%)	0.82%